Revenue (Tables)	3 Months Ended
Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer concentration is as follows:

	Three Months Ended
	March 31, 2024	March 31, 2023
	(in thousands)
Clients 1-5	$543,960	$570,260
Clients 6-10	321,259	271,696
Clients 11-25	430,323	415,381
Other	794,844	721,241
Total	$2,090,386	$1,978,578